UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds

(Exact name of registrant as specified in charter)

8925 South Kostner Avenue

Hometown, IL 60456

(Address of principal executive offices) (Zip code)

Bassam Osman

Allied Asset Advisors Funds

8925 South Kostner Avenue

Hometown, IL 60456

(Name and address of agent for service)

(877) 417-6161

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Iman Fund
Class K | IMANX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Iman Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://investaaa.com/literature/. You can also request this information by contacting us at 1-888-386-3785.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class K1	$57	1.04%
*	Annualized
1	The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term. Without this waiver, the costs shown above may have been higher.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$228,224,160	Net Advisory Fee	$745,980
Number of Holdings	111	Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Industry Breakdown (%)

Semiconductor and Component Manufacturing 22.9%
Computer Systems Design and Services 10.6%
Communications Equipment Manufacturing 9.1%
Software Publishers 8.1%
Metal Ore Mining 4.7%
Oil and Gas Extraction 4.0%
Medical Equip. and Supplies Manufacturing 3.8%
Pharmaceutical and Medicine Manufacturing 3.4%
Petroleum and Coal Products Manufacturing 3.3%
Cash & Other 30.1%

Top 10 Issuers	(%)
Apple, Inc.	8.4%
Alphabet, Inc.	7.3%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
Exxon Mobil Corp.	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	3.1%
Agnico Eagle Mines Ltd.	2.6%
Johnson & Johnson	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://investaaa.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Allied Asset Advisors, Inc. documents not be householded, please contact Allied Asset Advisors, Inc. at 1-888-386-3785, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Allied Asset Advisors, Inc. or your financial intermediary.
Iman Fund	PAGE 1	TSR-SAR-018866103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

IMAN FUND

ALLIED ASSET ADVISORS

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (UNAUDITED)

NOVEMBER 30, 2025

TRADING SYMBOL: IMANX

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Advertising, Public Relations, and Related Services - 0.3%
AppLovin Corp. - Class A(a)	1,090	$653,433
Apparel Accessories and Other Apparel Manufacturing - 0.1%
Deckers Outdoor Corp.(a)	2,910	256,167
Audio and Video Equipment Manufacturing - 0.1%
Dolby Laboratories, Inc. - Class A	2,900	195,605
Automotive Parts, Accessories, and Tire Retailers - 0.7%
O’Reilly Automotive, Inc.(a)	15,500	1,576,350
Bakeries and Tortilla Manufacturing - 0.0%(b)
J & J Snack Foods Corp.	935	86,347
Basic Chemical Manufacturing - 1.0%
Linde PLC	5,585	2,291,637
Building Equipment Contractors - 0.1%
EMCOR Group, Inc.	330	202,973
Business Support Services - 0.3%
Uber Technologies, Inc.(a)	7,100	621,534
Clothing and Clothing Accessories Retailers - 0.9%
Boot Barn Holdings, Inc.(a)	1,200	232,584
Ross Stores, Inc.	3,850	678,986
TJX Cos., Inc.	7,600	1,154,592
		2,066,162
Communications Equipment Manufacturing - 9.1%
Apple, Inc.	68,600	19,129,110
QUALCOMM, Inc.	9,300	1,563,237
		20,692,347
Computer and Peripheral Equipment Manufacturing - 2.3%
Cisco Systems, Inc.	38,000	2,923,720
Super Micro Computer, Inc.(a)	68,700	2,325,495
		5,249,215
Computer Systems Design and Related Services - 10.6%
Alphabet, Inc. - Class A	41,350	13,239,443
Alphabet, Inc. - Class C	10,585	3,388,470
F5, Inc.(a)	7,525	1,799,679
PDF Solutions, Inc.(a)	33,480	907,308
SAP SE - ADR	13,400	3,239,450
ServiceNow, Inc.(a)	755	613,370
Workday, Inc. - Class A(a)	4,800	1,034,976
		24,222,696

	Shares	Value
Cut and Sew Apparel Manufacturing - 0.1%
Cintas Corp.	1,700	$316,234
Data Processing, Hosting & Related Services - 0.6%
Shopify, Inc. - Class A(a)	8,500	1,348,440
Drugs and Druggists’ Sundries Merchant Wholesalers - 0.3%
McKesson Corp.	740	652,029
Electric Power Generation, Transmission and Distribution - 0.3%
GE Vernova, Inc.	1,100	659,747
Electrical Equipment Manufacturing - 0.7%
Powell Industries, Inc.	4,800	1,551,456
Footwear Manufacturing - 0.4%
NIKE, Inc. - Class B	13,000	840,190
Freight Transportation Arrangement - 0.1%
Expeditors International of Washington, Inc.	1,800	264,420
General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	1,480	200,229
Household Appliance Manufacturing - 0.7%
A.O. Smith Corp.	4,600	303,508
SharkNinja, Inc.(a)	13,000	1,268,410
		1,571,918
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	920	208,058
Independent Artists, Writers, and Performers - 0.1%
Madison Square Garden Sports Corp.(a)	910	207,507
Industrial Machinery Manufacturing - 2.0%
ASML Holding NV	4,200	4,452,000
Kadant, Inc.	585	162,700
		4,614,700
Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	2,000	503,340
Medical Equipment and Supplies Manufacturing - 3.8%
Boston Scientific Corp.(a)	10,000	1,015,800
Edwards Lifesciences Corp.(a)	4,450	385,682
Intuitive Surgical, Inc.(a)	1,480	848,750
Johnson & Johnson	24,850	5,141,962

The accompanying notes are an integral part of these financial statements.

1

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Medical Equipment and Supplies Manufacturing - (Continued)
LeMaitre Vascular, Inc.	10,593	$878,689
ResMed, Inc.	1,155	295,484
		8,566,367
Metal Ore Mining - 4.7%
Agnico Eagle Mines Ltd.	33,400	5,825,962
Alamos Gold, Inc. - Class A	97,200	3,645,000
Franco-Nevada Corp.	1,265	265,448
Newmont Corp.	10,500	952,665
		10,689,075
Miscellaneous Durable Goods Merchant Wholesalers - 0.7%
Wheaton Precious Metals Corp.	13,800	1,518,690
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.6%
Copart, Inc.(a)	33,000	1,286,340
Motor Vehicle Body and Trailer Manufacturing - 0.4%
Blue Bird Corp.(a)	18,200	950,404
Motor Vehicle Manufacturing - 2.5%
Federal Signal Corp.	10,000	1,140,000
Tesla, Inc.(a)	10,620	4,568,405
		5,708,405
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.0%
Danaher Corp.	9,400	2,131,732
Veralto Corp.	2,233	226,024
		2,357,756
Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	1,000	185,540
Oil and Gas Extraction - 4.0%
EOG Resources, Inc.	6,070	654,649
Exxon Mobil Corp.	73,900	8,566,488
		9,221,137
Other Amusement and Recreation Industries - 0.4%
OneSpaWorld Holdings Ltd.	41,800	853,556
Other Electrical Equipment and Component Manufacturing - 0.2%
Hubbell, Inc.	1,250	539,288
Other Fabricated Metal Product Manufacturing - 0.1%
Watts Water Technologies, Inc. - Class A	730	201,392

	Shares	Value
Other Financial Investment Activities - 0.4%
Chemed Corp.	2,235	$981,590
Other General Purpose Machinery Manufacturing - 1.1%
Graco, Inc.	24,700	2,036,268
Mettler-Toledo International, Inc.(a)	240	354,413
		2,390,681
Other Miscellaneous Manufacturing - 0.1%
YETI Holdings, Inc.(a)	7,229	299,859
Other Professional, Scientific, and Technical Services - 1.8%
IDEXX Laboratories, Inc.(a)	5,425	4,084,374
Petroleum and Coal Products Manufacturing - 3.3%
Chevron Corp.	23,200	3,506,216
Imperial Oil Ltd.	40,500	4,001,400
		7,507,616
Pharmaceutical and Medicine Manufacturing - 3.4%
Abbott Laboratories	16,300	2,101,070
Eli Lilly & Co.	3,340	3,592,070
Novo Nordisk AS - ADR	17,800	878,430
Regeneron Pharmaceuticals, Inc.	915	713,874
Vertex Pharmaceuticals, Inc.(a)	1,300	563,693
		7,849,137
Poultry and Egg Production - 0.4%
Vital Farms, Inc.(a)	29,000	948,300
Residential Building Construction - 0.6%
Everus Construction Group, Inc.(a)	11,400	1,048,344
NVR, Inc.(a)	50	375,365
		1,423,709
Restaurants and Other Eating Places - 0.1%
Chipotle Mexican Grill, Inc.(a)	5,750	198,490
Sawmills and Wood Preservation - 0.8%
Louisiana-Pacific Corp.	21,200	1,738,612
Scheduled Air Transportation - 0.7%
Ryanair Holdings PLC - ADR	24,000	1,635,840
Scientific Research and Development Services - 0.2%
Marvell Technology, Inc.	5,000	447,000
Semiconductor and Other Electronic Component Manufacturing - 22.9%
Advanced Micro Devices, Inc.(a)	8,700	1,892,511
Analog Devices, Inc.	4,350	1,154,229
Applied Materials, Inc.	6,300	1,589,175
Arteris, Inc.(a)	118,549	1,699,993

The accompanying notes are an integral part of these financial statements.

2

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductor and Other Electronic Component Manufacturing - (Continued)
Broadcom, Inc.	18,400	$7,414,464
Diodes, Inc.(a)	25,345	1,171,192
FormFactor, Inc.(a)	4,900	269,598
Lam Research Corp.	9,800	1,528,800
Micron Technology, Inc.	8,590	2,031,363
Monolithic Power Systems, Inc.	350	324,860
nLight, Inc.(a)	32,626	1,149,414
NVIDIA Corp.	82,050	14,522,850
Silicon Motion Technology Corp. - ADR	17,900	1,592,384
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	48,400	14,109,084
Texas Instruments, Inc.	8,800	1,480,776
Vertiv Holdings Co. - Class A	1,540	276,784
Vicor Corp.(a)	1,500	134,025
		52,341,502
Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,300	202,884
Ship and Boat Building - 0.3%
Malibu Boats, Inc. - Class A(a)	27,233	773,145
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.8%
Oil-Dri Corp. of America	15,419	839,256
Procter & Gamble Co.	22,000	3,259,520
		4,098,776
Software Publishers - 8.1%
Adobe, Inc.(a)	1,915	613,049
Cadence Design Systems, Inc.(a)	1,470	458,405
Microsoft Corp.	31,180	15,340,872
Nextpower, Inc. - Class A(a)	1,700	155,754
Salesforce, Inc.	6,680	1,540,007
Tyler Technologies, Inc.(a)	615	288,816
		18,396,903
Support Activities for Crop Production - 0.2%
Corteva, Inc.	7,200	485,784
Technical and Trade Schools - 0.3%
Universal Technical Institute, Inc.(a)	31,600	727,432
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.3%
Lennox International, Inc.	425	212,020
Trane Technologies PLC	1,260	531,065
		743,085

	Shares	Value
Web Search Portals, Libraries, Archives, and Other - 3.1%
Meta Platforms, Inc. - Class A	10,965	$7,104,772
TOTAL COMMON STOCKS (Cost $140,878,478)		227,510,175
TOTAL INVESTMENTS - 99.7% (Cost $140,878,478)		$227,510,175
Other Assets in Excess of Liabilities - 0.3%		713,985
TOTAL NET ASSETS - 100.0%		$228,224,160

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 227,510,175
Cash	820,414
Dividends receivable	205,399
Dividend tax reclaims receivable	57,146
Receivable for fund shares sold	10,531
Prepaid expenses and other assets	8,082
Total assets	228,611,747
LIABILITIES:
Payable to Adviser (Note 3)	127,950
Payable for legal fees	85,344
Payable for fund administration and accounting fees	77,849
Payable for transfer agent fees and expenses	33,616
Payable for capital shares redeemed	30,088
Payable for expenses and other liabilities	32,740
Total liabilities	387,587
NET ASSETS	$ 228,224,160
Net Assets Consists of:
Paid-in capital	$ 137,058,006
Total distributable earnings	91,166,154
Total net assets	$ 228,224,160
Net assets	$ 228,224,160
Shares issued and outstanding(a)	12,028,372
Net asset value per share	$18.97
COST:
Investments, at cost	$ 140,878,478

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

IMAN FUND
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$958,457
Less: Issuance fees	(715)
Less: Dividend withholding taxes	(29,826)
Total investment income	927,916
EXPENSES:
Investment advisory fee	1,065,685
Fund administration and accounting fees	149,850
Legal fees	93,999
Transfer agent fees	57,238
Federal and state registration fees	23,860
Reports to shareholders	10,252
Trustees’ fees	10,049
Custodian fees	8,155
Audit fees	7,766
Other expenses and fees	1,187
Total expenses	1,428,041
Expense reimbursement by Adviser	(319,705)
Net expenses	1,108,336
NET INVESTMENT gain (loss)	(180,420)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,069,983
In-kind redemptions	2,266,829
Net realized gain (loss)	6,336,812
Net change in unrealized appreciation (depreciation) on:
Investments	32,848,834
Net realized and unrealized gain (loss)	39,185,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 39,005,226

The accompanying notes are an integral part of these financial statements.

5

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$(180,420)	$(184,343)
Net realized gain (loss)	6,336,812	5,864,814
Net change in unrealized appreciation (depreciation)	32,848,834	582,739
Net increase (decrease) in net assets from operations	39,005,226	6,263,210
CAPITAL TRANSACTIONS:
Shares sold	10,263,962	22,358,077
Shares redeemed	(16,276,440)	(19,220,761)
Net increase (decrease) in net assets from capital transactions	(6,012,478)	3,137,316
Net increase (decrease) in net assets	32,992,748	9,400,526
NET ASSETS:
Beginning of the period	195,231,412	185,830,886
End of the period	$ 228,224,160	$ 195,231,412
SHARES TRANSACTIONS
Shares sold	566,222	1,405,976
Shares redeemed	(921,853)	(1,225,027)
Total increase (decrease) in shares outstanding	(355,631)	180,949

The accompanying notes are an integral part of these financial statements.

6

IMAN FUND
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each year

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$15.76	$15.23	$11.93	$11.21	$15.73	$11.63
INVESTMENT OPERATIONS:
Net investment gain (loss)	(0.01)(a)	(0.01)(a)	(0.03)(a)	(0.03)(a)	(0.10)(b)	(0.13)(b)
Net realized and unrealized gain (loss) on investments(c)	3.22	0.54	3.33	0.90	(1.41)	4.65
Total from investment operations	3.21	0.53	3.30	0.87	(1.51)	4.52
LESS DISTRIBUTIONS:
Net realized gains	—	—	—	(0.15)	(3.01)	(0.42)
Total distributions	—	—	—	(0.15)	(3.01)	(0.42)
Net asset value, end of period	$18.97	$15.76	$15.23	$11.93	$11.21	$15.73
Total return(d)	20.37%	3.48%	27.66%	7.93%	−14.19%	38.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$228,224	$195,231	$185,831	$148,855	$139,665	$154,638
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.34%	1.30%	1.31%	1.35%	1.28%	1.29%
After expense reimbursement/ recoupment(e)	1.04%	1.10%(f)	1.31%	1.35%	1.28%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.17)%	(0.09)%	(0.24)%	(0.24)%	(0.77)%	(0.93)%
Portfolio turnover rate(d)	20%	27%	25%	72%	115%	107%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	As of September 30, 2024, the Adviser is waiving a portion of its management fees for two years, ending on September 30, 2026. See Note 3 for details.
The accompanying notes are an integral part of these financial statements.

7

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
1. ORGANIZATION
Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.
The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund.
The Fund seeks growth of capital while adhering to Islamic principles. The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Adviser anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Security Valuation: Investment securities are carried at fair value determined using the following valuation methods:
•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.
•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the period ended November 30, 2025.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees. The Fund did not hold any such securities during the period ended November 30, 2025.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

8

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Summary of Fair Value Exposure at November 30, 2025.
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$227,510,175	$—	$—	$227,510,175
Total*	$227,510,175	$—	$—	$227,510,175

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.
The Fund did not hold any investments during the period ended November 30, 2025 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. The Fund does not invest in securities of U.S. or foreign governments.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

9

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
As of and during the year ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2022 through May 31, 2025.
As of May 31, 2025, the tax cost of investments and the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments	$140,485,203
Gross tax unrealized appreciation	$61,489,211
Gross tax unrealized depreciation	(7,879,747)
Net tax unrealized appreciation	53,609,464
Other accumulated losses	(1,448,536)
Total distributable earnings	$52,160,928

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.
At May 31, 2025, the Iman Fund had short-term tax basis capital losses of $1,448,536 and long-term tax basis capital losses of $0 which may be carried forward to offset future capital gains. To the extent that the Iman Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2025 fiscal year, the Iman Fund utilized $5,742,474 of capital loss carryover.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2025, the Fund did not defer any late year losses or post-October capital losses.
Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.
The tax character of distributions paid were as follows:

	Year Ended May 31,
	2025	2024
Ordinary income	$ —	$ —
Long-term capital gains	$—	$—

Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book to tax differences related to the components of the Fund’s net assets. These reclassifications have no impact on the net assets or net asset value of the Fund.
For the fiscal year ended May 31, 2025, total distributable earnings was increased by $275,845 and paid-in capital was decreased by $(275,845) resulting from such reclassification. This reclassification was due to net operating losses.
Other: Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific security lot identification. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Subsequent Events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. For the period noted above, there were no such events or transactions.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.
For the period ended November 30, 2025, the Fund had advisory expenses of $1,065,685 and as of November 30, 2025, the Fund had $127,950 payable to the Adviser.
The Adviser is waiving a portion of its management fee for two years beginning on September 30, 2024 and through September 30, 2026 such that the Trust, on behalf of the Fund, is compensating the Adviser for its management services at the annual rate of 0.70% of the Fund’s daily average net assets (instead 1.00% as set forth in the investment advisory contract), and (ii) a Consulting Services Agreement, which provides that during the effective period of the Advisory Fee Waiver Agreement the Adviser is allocating a portion of the management fee received by the Adviser to the North American Islamic Trust (“NAIT”), the parent company of the Adviser, such that the Adviser will pay to NAIT an amount equal an annual rate of 0.10% of the Fund’s daily average net assets for NAIT’s consulting services to the Adviser regarding Shariah compliance matters for the Fund. The waived fees are not subject to recoupment.
The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”), a subsidiary of ACA Global. Fees for such distribution services are paid to the Distributor by the Adviser.
4. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions of the Fund for the period ended November 30, 2025, were as follows:

	Amount	Shares
Shares sold	$10,263,962	566,222
Shares redeemed	(16,276,440)	(921,853)
Net increase (decrease)	$(6,012,478)	(355,631)
Shares Outstanding
Beginning of year		12,384,003
End of year		12,028,372

Capital Share Transactions of the Fund for the year ended May 31, 2025, were as follows:

	Amount	Shares
Shares sold	$22,358,077	1,405,976
Shares redeemed	(19,220,761)	(1,225,027)
Net increase (decrease)	$3,137,316	180,949
Shares Outstanding
Beginning of year		12,203,054
End of year		12,384,003

11

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
5. Securities Transactions
During the period ended November 30, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $43,059,463 and $48,460,845, respectively. There were no purchases or sales of U.S. government securities for the Fund.
6. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”). As of November 30, 2025, NAIT held 49.55% of the Fund.

12

IMAN FUND
OTHER INFORMATION
November 30, 2025 (Unaudited)
Tax Information
The Fund designates 0.00% of its ordinary income distribution for the year ended May 31, 2025 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended May 31, 2025, 0.00% of the dividends paid from net ordinary income for the Fund qualifies for the dividends received deduction available to corporate shareholders.
For the year ended May 31, 2025, 0.00% of the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C).
The Fund designates 0.00% of its ordinary income distributions for the year ended May 31, 2025 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
PRIVACY POLICY
In the course of servicing your account, we collect the following nonpublic personal information about you:
•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”).
We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

13

IMAN FUND
OTHER INFORMATION
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies November 30, 2025 (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

14

IMAN FUND
OTHER INFORMATION
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
November 30, 2025 (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

15

IMAN FUND
OTHER INFORMATION
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
November 30, 2025 (Unaudited)
Disclosed under Item 7(a) within the Statement of Operations as presented in the Financial Statements.

16

IMAN FUND
OTHER INFORMATION
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
November 30, 2025 (Unaudited)
Not Applicable for the period covered by this report.

17

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Hometown, Illinois
DISTRIBUTOR
Quasar Distributors, LLC
Portland, Maine
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Milwaukee, Wisconsin
ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin
CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin
LEGAL COUNSEL
Kirkland & Ellis LLP
Chicago, Illinois
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Quasar Distributors, LLC is the Distributor for the Fund.

Investment Advisor

AAA

Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456
(630) 789-0453
1-877-417-6161

WWW.INVESTAAA.COM

IF-SEMI-ANNUAL1125

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable to open-end investment companies

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allied Asset Advisors Funds

By	/s/ Bassam Osman
Bassam Osman, President

Date	2/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bassam Osman
Bassam Osman, President

Date	2/4/2026

By	/s/ Salah Obeidallah
Salah Obeidallah, Treasurer

Date	2/6/2026